UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

811-22553
Investment Company Act file number:

Miller/Howard High Income Equity Fund
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2016
Common Stock - 100.9%	Shares	Fair Value

Advertising Agencies - 1.2%
Lamar Advertising Company	32,068	$2,176,134

Business Credit Institutions - 6.5%
Ares Capital Corporation(1)	343,373	5,198,667
Golub Capital BDC, Inc.(1)	131,803	2,509,529
Hercules Technology Growth Capital, Inc.	308,552	4,091,400
		11,799,596

Computer and Computer Software Stores - 3.8%
GameStop Corp.	219,021	6,778,700

Computer Storage Devices - 2.4%
Western Digital Corporation	90,000	4,275,900

Crude Petroleum & Natrual Gas - 4.3%
Royal Dutch Shell plc ADR(1)(2)	141,759	7,684,755

Electric Services - 14.3%
Brookfield Infrastructure Partners L.P. (Bermuda)(1)	96,007	4,518,089
CenterPoint Energy, Inc.	104,629	2,502,726
Covanta Holding Corporation(1)	389,604	6,241,456
PPL Corporation(1)	134,851	5,085,231
Pattern Energy Group Inc.(1)	309,451	7,541,321
		25,888,823

Facilities Support Management Services - 3.4%
The Geo Group, Inc.(1)	176,645	6,113,683

Investing - 6.8%
The Blackstone Group L.P.(1)	226,797	6,087,232
Lazard LTD (Bermuda)(1)	51,500	1,840,610
Main Street Capital Corporation(1)	131,648	4,403,626
		12,331,468

Motion Picture Theaters - 2.9%
Regal Entertainment Group(1)	219,548	5,163,769

Motor Vehicles and Passenger Car Bodies - 1.6%
General Motors Company(1)	92,607	2,920,825

National Commercial Banks - 3.5%
PacWest Bancorp	151,023	6,244,801

Petroleum & Petroleum Products - 3.6%
Macquarie Infrastructure Company LLC(1)	85,099	6,522,838

Petroleum Refining - 3.2%
Total S.A. ADR(1)	119,873	5,765,891

Pharmaceutical Preparations - 5.0%
GlaxoSmithKline plc ADR(2)	109,529	4,936,472
Novartis AG ADR	49,377	4,111,129
		9,047,601
Pipelines (No Natural Gas) - 2.3%
Plains GP Holdings, L.P.	395,839	4,203,810

Radiotelephone Communications - 3.5%
Vodafone Group plc ADR	206,925	6,393,983

Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS (continued)
(unaudited)

Real Estate Investment Trusts - 17.4%
Corrections Corporation of America(1)	193,374	$6,197,637
DuPont Fabros Technology, Inc.(1)	190,450	9,109,224
Four Corners Property Trust, Inc.	222,899	4,839,137
LaSalle Hotel Properties	213,016	5,868,591
Omega Healthcare Investors, Inc.	153,696	5,302,512
		31,317,101

Ship Building and Repairing - 0.1%
MCBC Holdings, Inc.	20,000	229,600

Sugar and Confectionery Products- 0.8%
John B. Sanfilippo & Son, Inc.	30,000	1,400,100

Telephone Communications (No Radiotelephone) - 10.8%
AT&T Inc.(1)	110,572	4,786,662
BCE Inc. (Canada)(1)	126,809	6,072,883
BT Group plc ADR	235,696	6,519,351
Verizon Communications Inc.(1)	37,632	2,085,189
		19,464,085

Women's Clothing Stores - 3.5%
L Brands, Inc.	85,769	6,338,329

Total Common Stock (Cost $185,832,914)		182,061,792

Master Limited Partnerships - 17.1%
Crude Petroleum & Natrual Gas - 3.2%
Genesis Energy, L.P.	161,512	5,875,807

Liquefied Petroleum Gas Dealers - 4.7%
AmeriGas Partners, L.P.(1)	169,846	8,473,617

Natural Gas Transmission - 9.2%
Energy Transfer Partners L P(1)	212,269	8,384,625
Enterprise Products Partners L.P.	214,600	6,109,662
MPLX LP	64,648	2,097,828
		16,592,115

Total Master Limited Partnerships (Cost $30,725,965)		30,941,539

Short-Term Investment - 3.8%
Investment Company - 3.8%
Morgan Stanley Institutional Liquidity Funds - Class I, 0.21%(3) (Cost $6,826,473)	6,826,473	6,826,473

Total Investments - 121.8% (Cost $223,385,352)		219,829,804
Total Value of Options Written (Premiums received $493,566) - (0.2%)		(316,305)
Other Assets and Liabilities - (21.6%)		(39,066,181)
Total Net Assets Applicable to Common Stockholders - 100.0%		$180,447,318

ADR	American Depository Receipt.
(1)	All or a portion of this security has been pledged as collateral in connection with the Fund's committed facility agreement.
As of July 31, 2016, the total value of securities pledged as collateral for the committed facility agreement was $107,157,048.
(2)	All or a portion of the security represents collateral for outstanding call or put option contracts written.
(3)	Rate indicated is the current yield as of July 31, 2016.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2016
(unaudited)
Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Call Options
CenterPoint Energy, Inc.	August 2016	$24.00	1,046	$(41,840)
Enterprise Products Partners L.P.	August 2016	30.00	700	(3,500)
Genesis Energy, L.P.	August 2016	40.00	936	(21,060)
Lamar Advertising Company	August 2016	70.00	320	(25,600)
MPLX LP	August 2016	35.00	646	(16,150)
Novartis AG ADR	August 2016	82.50	493	(69,020)
Pattern Energy Group Inc.	August 2016	25.00	1,000	(45,000)
				(222,170)
Put Options
Genesis Energy, L.P.	August 2016	35.00	936	(56,160)
Lazard LTD	August 2016	30.00	870	(15,225)
MPLX LP	August 2016	30.00	700	(22,750)
				(94,135)

Total Value of Options Written (Premiums received $493,566)				$(316,305)

Income taxes

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Cost of investments	$223,385,352
Gross unrealized appreciation	11,349,755
Gross unrealized depreciation	(14,905,303)
Net unrealized depreciation	$(3,555,548)

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments:

Description	Fair Value at July 31, 2016	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$182,061,792	$182,061,792	$-	$-
Master Limited Partnerships(a)	30,941,539	30,941,539	-	-
Total Equity Securities	213,003,331	213,003,331	-	-
Other Securities:
Short-Term Investment(b)	6,826,473	6,826,473	-	-
Total Assets	$219,829,804	$219,829,804	$-	$-
Liabilities
Written Options	$316,305	$316,305	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at July 31, 2016.

The Fund did not hold any Level 3 securities during the period from November 1, 2015 to July 31, 2016.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from November 1, 2015 to July 31, 2016.

Derivative Financial Instruments
The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally sells (“writes”) put options on securities already held in its portfolio or securities that are candidates for inclusion in the portfolio.  The strategy is designed to provide the Fund with the ability to acquire securities that the Adviser is interested in at attractive valuations while earning income as a means to enhance distributions.

The Fund occasionally sells (“writes”) call options on securities already held in its portfolio.  The strategy is designed to generate realized gains from premiums as a means to enhance distributions.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.  If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss.  Written covered call options limit the upside potential of a security above the strike price.  Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging.  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 1, 2015 through July 31, 2016, are as follows:

	Contracts	Premium
Options outstanding at November 1, 2015	5,020	$272,771
Options written	53,650	4,020,834
Options exercised	(18,564)	(1,385,957)
Options expired	(32,459)	(2,414,082)
Options outstanding at July 31, 2016	7,647	$493,566

The average monthly fair value of written options during the period from November 1, 2015 to July 31, 2016 was $288,666.

The following tables present the types and fair value of derivatives by location at July 31, 2016:

	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$316,305

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains on Derivatives	Net Realized Gain on Derivatives	Net Unrealized Appreciation of Derivatives
Written equity options	Options	$2,414,082	$177,261

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard High Income Equity Fund

By (Signature and Title)  /s/ Lowell G. Miller
   Lowell G. Miller, President and Chief Executive Officer

Date  September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Lowell G. Miller
   Lowell G. Miller, President and Chief Executive Officer

Date  September 15, 2016

By (Signature and Title)  /s/ Paul Brook
   Paul Brook, Chief Financial Officer

Date  September 15, 2016